INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (760,262)	$ (226,627)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expenses	200,652	54,529
Amortization of intangible assets	8,152	8,152
Loss on fair value change of financial assets at FVTPL	(3)	(4,266)
Gain on disposal of SY Culture	87,332	0
Share of profit of associates	45,700	0
Share-based compensation	0	30,165
Changes in operating assets and liabilities:
Accounts receivable, net	33,455	31,923
Inventories	(20,774)	0
Advance to suppliers	6,672	0
Prepaid expenses and other assets, net	56,336	(399)
Other non-current assets	1,298	69
Notes payable	0	0
Accounts payable	0	0
Advance receipts	(31,741)	0
Other payables and accrued liabilities	(105,518)	(87,817)
Income tax payable	127,407	51,739
Warrant Liability	31,005	(558,045)
Net cash used in operating activities	(320,289)	(700,577)
Cash flows from investing activities:
Purchase of property and equipment	0	(956)
Purchase of financial assets at FVTPL	213	212,963
Disposal of SY Culture	363,845	0
Net cash inflow from acquisition of a subsidiary	0	433,678
Acquisition of associate	(500,000)	0
Net cash provided by (used in) investing activities	(135,942)	645,685
Cash flows from financing activities:
Proceeds from issuance of common stock	240,000	0
Repayment of short-term bank loan	(3,634)	(478,361)
Net cash provided by (used in) financing activities	236,366	(478,361)
Effect of exchange rate changes on cash and cash equivalents	(114,166)	(109,904)
Net decrease in cash and cash equivalents	(334,031)	(643,157)
Cash and cash equivalents at beginning of period	484,161	1,229,580
Cash and cash equivalents at end of period	150,130	586,423
Supplemental disclosures of cash flow information
Cash paid for interest expenses	0	0
Cash paid for Income taxes	$ 0	$ 0